Supplement to the
Fidelity® Institutional
Money Market
Funds - Class I
May 29, 2010
Prospectus

Treasury Only Portfolio

Treasury Portfolio

After the close of business on Wednesday, June 30, 2010, shares of Treasury Only Portfolio and Treasury Portfolio are available to new accounts. Accordingly, the first paragraph in the "Fund Summary" sections under the heading "Purchase and Sale of Shares" on pages 21 and 25, the first paragraph in the "Shareholder Information" section on page 34 and the first paragraph under the heading "Buying Shares" on page 35 are no longer applicable.

IMMI-10-02 June 25, 2010
1.480138.127

Supplement to the
Fidelity® Institutional
Money Market
Funds - Class II
May 29, 2010
Prospectus

Treasury Only Portfolio

Treasury Portfolio

After the close of business on Wednesday, June 30, 2010, shares of Treasury Only Portfolio and Treasury Portfolio are available to new accounts. Accordingly, the first paragraph in the "Fund Summary" sections under the heading "Purchase and Sale of Shares" on pages 21 and 25, the first paragraph in the "Shareholder Information" section on page 34 and the first paragraph under the heading "Buying Shares" on page 35 are no longer applicable.

IMMII-10-01 June 25, 2010
1.480139.122

Supplement to the
Fidelity® Institutional Money Market Funds - Class III
May 29, 2010
Prospectus

Treasury Only Portfolio

Treasury Portfolio

After the close of business on Wednesday, June 30, 2010, shares of Treasury Only Portfolio and Treasury Portfolio are available to new accounts. Accordingly, the first paragraph in the "Fund Summary" sections under the heading "Purchase and Sale of Shares" on pages 21 and 25, the first paragraph in the "Shareholder Information" section on page 34 and the first paragraph under the heading "Buying Shares" on page 35 are no longer applicable.

IMMIII-10-01 June 25, 2010
1.480140.122

Supplement to the
Fidelity® Institutional Money Market Funds - Select Class
May 29, 2010
Prospectus

Treasury Only Portfolio

Treasury Portfolio

After the close of business on Wednesday, June 30, 2010, shares of Treasury Only Portfolio and Treasury Portfolio are available to new accounts. Accordingly, the first paragraph in the "Fund Summary" sections under the heading "Purchase and Sale of Shares" on pages 21 and 25, the first paragraph in the "Shareholder Information" section on page 34 and the first paragraph under the heading "Buying Shares" on page 35 are no longer applicable.

IMMSC-10-01 June 25, 2010
1.778424.115

Supplement to the
Fidelity® Institutional
Money Market Funds
Class IV
May 29, 2010
Prospectus

After the close of business on Wednesday, June 30, 2010, shares of Treasury Only Portfolio and Treasury Portfolio are available to new accounts. Accordingly, the first paragraph in the "Fund Summary" sections under the heading "Purchase and Sale of Shares" on pages 5 and 9, the first paragraph in the "Shareholder Information" section on page 19 and the first paragraph under the heading "Buying Shares" on page 20 are no longer applicable.

TRO-10-01 June 25, 2010
1.864395.107